Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The fair value of assets acquired and liabilities assumed in connection with the 2016 acquisitions described above are summarized in the table that follows:

	Bryte Insurance		AMAG		St-Hubert		Other(1)
Acquisition date	December 7, 2016		October 10, 2016		September 2, 2016		Throughout 2016
Percentage of common shares acquired	100.0%		80.0%		100.0%	(2)
Assets:
Insurance contract receivables	45.0		8.9		—		41.3
Portfolio investments(3)	220.4		99.9		—		22.1
Recoverable from reinsurers	85.8		26.4		—		1.1
Deferred income taxes	11.4		—		—		8.5
Goodwill and intangible assets	16.8	(4)	161.2	(5)	319.4	(6)	146.1
Other assets	10.8		25.9		180.0		205.3
	390.2		322.3		499.4		424.4
Liabilities:
Accounts payable and accrued liabilities	88.4		16.6		30.7		48.3
Deferred income taxes	—		11.1		54.9		12.2
Funds withheld payable to reinsurers	1.4		5.4		—		0.4
Insurance contract liabilities	172.4		76.3		—		59.7
Borrowings	—		—		—		48.1
	262.2		109.4		85.6		168.7
Non-controlling interests	—		34.0		—		57.3
Purchase consideration	128.0		178.9		413.8		191.6
Excess of fair value of net assets acquired over purchase consideration	—		—		—		6.8
	390.2		322.3		499.4		424.4

(1)	Includes the acquisitions of Fairfirst Insurance, Privi Organics, the QBE insurance operations and Golf Town, and Cara's acquisition of Original Joe's.

(2)	The company's economic interest in St-Hubert was 38.9% as a result of acquiring St-Hubert through 38.9%-owned Cara.

(3)	Included subsidiary cash and cash equivalents of Bryte Insurance ($48.4) and AMAG ($6.2).

(4)	Comprised of goodwill of $11.5 and intangible assets of $5.3.

(5)	Comprised of goodwill of $43.0 and intangible assets of $118.2.

(6)	Comprised of goodwill of $85.2 and intangible assets of $234.2 (primarily brand names of $183.1).
The determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above is currently underway and will be finalized within twelve months of the respective acquisition dates. Provisionally recorded amounts primarily include intangible assets, deferred income taxes, goodwill and the excess of fair value of net assets acquired over purchase consideration. The company has substantially completed its valuation of Allied World's intangible assets.

	Allied World		Grivalia Properties	Fairfax Latam	Other(1)
Acquisition date	July 6, 2017		July 4, 2017	Throughout 2017	Throughout 2017
Percentage of common shares acquired	94.6%		52.6%	100.0%
Assets:
Insurance contract receivables	1,212.5		—	235.8	0.4
Portfolio investments(2)	8,568.7		139.1	250.4	76.0
Recoverable from reinsurers	2,363.6		—	597.7	0.7
Deferred income taxes	—		0.3	48.3	5.0
Goodwill and intangible assets	1,726.9	(3)	—	23.3	385.5
Other assets	223.5		1,020.4	51.1	288.7
	14,095.2		1,159.8	1,206.6	756.3
Liabilities:
Accounts payable and accrued liabilities	300.7		25.3	172.3	167.4
Income taxes payable	3.4		4.2	9.0	1.1
Deferred income taxes	118.0		—	21.5	4.3
Funds withheld payable to reinsurers	193.5		—	9.8	0.1
Insurance contract liabilities	8,467.7		—	826.1	3.0
Borrowings	860.5		137.6	—	83.9
	9,943.8		167.1	1,038.7	259.8
Non-controlling interests	173.5		470.5	—	8.1
Purchase consideration	3,977.9		519.7	167.9	488.4
Excess of fair value of net assets acquired over purchase consideration	—		2.5	—	—
	14,095.2		1,159.8	1,206.6	756.3

(1)
Primarily comprised of the acquisitions of Mosaic Capital and certain AIG branches in Central and Eastern Europe, the acquisition of Pickle Barrel by Cara, the acquisition of Saurashtra Freight and consolidation of Fairchem by Fairfax India, and various acquisitions by Quess, Thomas Cook India, Mosaic Capital and Boat Rocker.

(2)	Included subsidiary cash and cash equivalents of Allied World ($1,195.4, of which $4.8 was restricted), Grivalia Properties ($26.3) and Fairfax Latam ($67.2).

(3)	Comprised of goodwill of $937.9 and intangible assets of $789.0 (primarily broker relationships of $574.0, Lloyd's participation rights of $87.0 and brand names of $71.0).